Loans (Details Textual)			1 Months Ended											12 Months Ended
	Jul. 13, 2018	Nov. 08, 2017	Oct. 29, 2018 USD ($)	Jul. 16, 2018	May 30, 2018 USD ($)	Apr. 28, 2018	Jan. 30, 2018 USD ($)	Jan. 30, 2018 CNY (¥)	Dec. 21, 2017	Nov. 30, 2017 USD ($)	Sep. 28, 2017	Aug. 29, 2017 USD ($)	Jun. 28, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 24, 2018 USD ($)	Dec. 24, 2018 CNY (¥)	Oct. 29, 2018 CNY (¥)	May 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Aug. 29, 2017 CNY (¥)
Loans (Textual)
Short term borrowing amount														$ 10,867,111	$ 9,020,697
Interest expenses														$ 658,290	$ 242,707	$ 155,553
Description of interest cost														The total interest cost incurred was $869,869, of which $658,290 was recognized as expense and $211,579 was capitalized in the construction of property, plant and equipment.
Long-term Debt [Member]
Loans (Textual)
Short term borrowing amount					$ 3,894,514
Due date for working capital purposes					May 30, 2021
Annual interest rate					6.50%																6.50%
Long term loan, Description		The Company entered into two loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans") in connection with acquisition of vehicles with net book value of $55,822 (RMB 363,200), which were pledged to secure the loans. The loans bear an effective interest rate of 9.090% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000). For the years ended December 31, 2018 and 2017, the Company repaid in the total amount of approximately $17,835 (RMB 117,974) and $1,556 (RMB 10,131), respectively. On January 30, 2018, the Company entered into other three loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans II") in connection with acquisition of vehicles with net book value of approximately $81,583 (RMB 561,000). The loans bear an effective interest rate of 9.690% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $52,161 (RMB 330,000). For the year ended December 31, 2018, the Company repaid in the total amount of approximately $28,013 (RMB 167,457). As of December 31, 2018 and 2017, current portion of the Volkswagen Loans and Volkswagen Loans II totaled $30,957 and $18,131, respectively, which has been included in the balance of loans due within one year in the accompanying consolidated balance sheets, and long term portion totaled $3,137 and $11,050, respectively, which has been included in the balance of long-term loans in the accompanying consolidated balance sheets.		The Company entered into a loan agreement to borrow approximately $311,154 (RMB 2,080,000) from Qingdao Yikou Industrial Automation Equipment Co., Ltd. for the period from July 16, 2018 to July 15, 2019 with an annual interest rate of 5.500%. The Company repaid approximately $144,322 (RMB 1,000,000) on November 22, 2018.		The Company obtained a loan from Qingdao Metro Leasing Co., Ltd. ("Qingdao Metro Loan I") in the amount of approximately $4,736,979 (RMB 30,000,000). The loan bears an annual interest rate of 6.00% payable quarterly and is due in 36 months. The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company's equipment in the original cost of approximately $6,019,799 (RMB 38,124,292). In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid security deposit of approximately $473,698 (RMB 3,000,000) and debt issuance costs of approximately $284,219 (RMB 1,800,000) in cash. On July 19, 2018 and October 19, 2018, the Company repaid $369,846 (RMB 2,500,000) and $360,750 (RMB 2,500,000), respectively. As of December 31, 2018, current portion of the loan totaled $1,454,308, which has been included in the balance of loans due within one year in the accompanying consolidated balance sheet, and long term portion totaled $2,023,003, including $158,312 unamortized debt issuance costs has been included in the balance of long-term loans in the accompanying consolidated balance sheet.	The Company entered into other three loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans II") in connection with acquisition of vehicles with net book value of approximately $81,583 (RMB 561,000). The loans bear an effective interest rate of 9.690% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $52,161 (RMB 330,000). For the year ended December 31, 2018, the Company repaid in the total amount of approximately $28,013 (RMB 167,457). As of December 31, 2018 and 2017, current portion of the Volkswagen Loans and Volkswagen Loans II totaled $30,957 and $18,131, respectively, which has been included in the balance of loans due within one year in the accompanying consolidated balance sheets, and long term portion totaled $3,137 and $11,050, respectively	The Company entered into other three loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans II") in connection with acquisition of vehicles with net book value of approximately $81,583 (RMB 561,000). The loans bear an effective interest rate of 9.690% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $52,161 (RMB 330,000). For the year ended December 31, 2018, the Company repaid in the total amount of approximately $28,013 (RMB 167,457). As of December 31, 2018 and 2017, current portion of the Volkswagen Loans and Volkswagen Loans II totaled $30,957 and $18,131, respectively, which has been included in the balance of loans due within one year in the accompanying consolidated balance sheets, and long term portion totaled $3,137 and $11,050, respectively
Original book value							$ 6,795,983
CNY [Member] | Long-term Debt [Member]
Loans (Textual)
Short term borrowing amount | ¥																					¥ 25,000,000
Original book value | ¥								¥ 46,731,900
Yantai Bonded Port Areas Branch [Member]
Loans (Textual)
Short term borrowing amount										$ 1,229,559
Due date for working capital purposes										Nov. 01, 2018
Annual interest rate										5.873%												5.873%
Yantai Bonded Port Areas Branch [Member] | CNY [Member]
Loans (Textual)
Short term borrowing amount | ¥																						¥ 8,000,000
Short-term Debt [Member]
Loans (Textual)
Short term borrowing amount			$ 1,147,866									$ 1,536,948		$ 2,400,981				$ 724,915
Due date for working capital purposes			Oct. 28, 2019									Aug. 28, 2018
Annual interest rate			5.17%									5.655%		6.00%			6.00%	9.00%	9.00%	5.17%			5.655%
Short term loan, description	The Company entered into a loan agreement to borrow approximately $1,032,374 (RMB 6,900,000) from Qingdao Hongjiatai Machinery Engineering Co., Ltd. for the period from July 13, 2018 to July 12, 2019 with an annual interest rate of 5.50%. On July 27, 2018, September 28, 2018 and November 15, 2018, the Company repaid approximately $146,817 (RMB 1,000,000), $436,336 (RMB 3,000,000) and $115,314 (RMB 800,000), respectively.								The Company entered into four loan agreements, each with a term of 12 months and an effective interest rate of 17.049% per annum with eCapital (China) Leasing Co., Ltd. ("eCapital Loans") in connection with acquisition of vehicles with net book value of $183,195 (RMB 1,191,941), which were pledged to secure the loan. Pursuant to the loan agreements, the Company borrowed a total amount of $192,580 (RMB 1,253,000), with monthly repayment payable in arrears. For the years ended December 31, 2018 and 2017, repayments of $86,822 (RMB 574,292) and $104,314 (RMB 678,708) were made, respectively. As of December 31, 2018 and 2017, the outstanding balance for eCapital Loans totaled $0 and $88,266, respectively.				The Company entered into a loan agreement with the Huaxia Bank Co., Ltd. Yantai Xingfu Branch to borrow approximately $1,536,948 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from June 28, 2017 to June 28, 2018. The loan is guaranteed by Runtai, Yuebiao Li and his wife and Zhuo Zhang and her husband. In addition, the Company pledged certain inventories with original cost of approximately $3,110,863 (RMB 20,240,449). The Company paid off the loan in full on June 29, 2018. On July 3, 2018, the Company entered into another loan agreement with the same bank to borrow approximately $1,507,251 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from July 3, 2018 to July 3, 2019. The loan is guaranteed by Runtai.
Short-term Debt [Member] | CNY [Member]
Loans (Textual)
Short term borrowing amount | ¥																	¥ 16,000,000		¥ 5,000,000	¥ 8,000,000			¥ 10,000,000
Yantai Economic Development Zone Branch [Member]
Loans (Textual)
Short term loan, description											The Company entered into a loan agreement to borrow approximately $4,610,845 (RMB 30,000,000) from Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch, for the period from September 28, 2017 to September 25, 2018. The loan bears an annual interest rate of 5.003% and is pledged with a certificate of deposit in the amount of $5,100,000 using the funds from IPO by Newater HK. The loan was repaid in full on September 30, 2018. On September 30, 2018, the Company entered into two loan agreements to borrow approximately $1,165,071 (RMB 8,000,000) and $3,203,945 (RMB 22,000,000) from the same bank, respectively. These two loans bears an annual interest rate of 4.785% and are pledged with certificates of deposit in the amount of $1,500,000 and $4,000,000 using the funds from IPO by Newater HK, respectively. The amount of the certificates of deposit were included in restricted cash, current portion in the consolidated balance sheets.